Income Taxes - Summary of Major Components of Consolidated Net Deferred Income Tax Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Net deferred income tax assets	₱ 19,556	₱ 23,623	₱ 27,697
Net deferred income tax liabilities	₱ 726	₱ 2,583	₱ 2,981